7. INVENTORY	12 Months Ended
Dec. 31, 2019
Inventory Abstract
Note 7 - INVENTORY

	December 31, 2019	December 31, 2018
Process material stockpiles	$1,079	$4,486
Concentrate inventory	3,055	3,095
Materials and supplies	1,458	1,650
	$5,592	$9,231

The amount of inventory recognized as an expense for the year ended December 31, 2019 totalled $32,016 (2018 – $27,850, 2017 - $22,106), and includes production costs and depreciation and depletion directly attributable to the inventory production process.